Net financial results (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Exchange variation loss	$ 18,171	$ 11,504	$ (19,839)
Nexa Recursos Minerais S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivables	23,662	24,010
Accounts payables	23,662	24,010
Exchange variation loss	$ 3,863	$ 331